Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Classes of employee benefits expense [abstract]
Current remuneration	$ 1,261.9	$ 1,021.8
Post-employment defined benefit plans	14.4	10.1
Post-employment defined contribution plans	48.2	39.4
Termination benefits	1.0	1.2
Stock-based compensation (Note 20)	19.5	17.7
Other long-term benefits	0.4	1.7
Total	$ 1,345.4	$ 1,091.9